Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate	¥ 26	¥ 24
Notional amounts of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate	2,160	1,816
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, in approximate	300	600
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, posted collateral, in approximate	197	161
Additional collateral amount which could be requested if the MUFG Group's debt falls below investment grade	59	43
Early termination amount which could be requested if the MUFG Group's debt falls below investment grade	¥ 74	¥ 142